Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Goodwill [Line Items]
Goodwill and Intangible Asset Impairment	$ 0	$ 0	$ 0
Goodwill [Roll Forward]
Balance at October 1, 2010	1,316.4
ASR acquisition	161.9
Cumulative translation adjustments	(3.0)
Balance at September 30, 2011	1,475.3	1,316.4
Household Products [Member]
Goodwill [Roll Forward]
Balance at October 1, 2010	37.2
ASR acquisition	0
Cumulative translation adjustments	(0.3)
Balance at September 30, 2011	36.9
Personal Care [Member]
Goodwill [Roll Forward]
Balance at October 1, 2010	1,279.2
ASR acquisition	161.9
Cumulative translation adjustments	(2.7)
Balance at September 30, 2011	$ 1,438.4
Playtex [Member]
Goodwill [Line Items]
Percent of Total Intangible Assets	75.00%